Note 17 - Segmented Information (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
S eptember 30 , 20 20	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$238,375	$1,991,878	$37,614	$2,267,867
Segmented liabilities	214,975	631,445	78,958	925,377
Segmented revenue - online	231,943	-	-	231,943
Segmented revenue - royalty	5,998	905,347	-	911,345
Segmented direct costs	85,766	73,562	-	159,327
Segmented selling, general & administrative	(560,557)	143,522	445,843	28,808
Segmented profit / (loss)	491,469	514,629	(446,277)	559,821
September 30 , 201 9	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$83,575	$1,352,840	$37,643	$1,474,058
Segmented liabilities	210,011	434,559	421,054	1,065,624
Segmented revenue	204,632	920,082	-	1,124,714
Segmented direct costs	53,916	66,116	-	120,031
Segmented selling, general & administrative	117,510	128,115	404,909	650,534
Segmented profit / (loss)	(121,555)	445,723	(405,449)	(81,281)
September 30 , 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$241,658	$1,067,041	$76,182	$1,384,881
Segmented liabilities	85,670	145,319	739,613	970,602
Segmented revenue	297,022	930,010	-	1,227,032
Segmented direct costs	98,870	68,315	-	167,185
Segmented selling, general & administrative	264,754	777,497	586,112	928,363
Segmented profit / (loss)	(189,020)	633,955	(586,787)	(141,852)
Other Financial Items	20 20	201 9	201 8
Online English Language Learning segmented income (loss)	$491,469	$(121,555)	$(189,020)
Print-Based English Language Learning segmented income	514,629	445,723	633,955
Head office	(446,277)	(405,449)	(586,787)
Foreign exchange	(41,646)	(28,739)	48,988
Interest income (expense)	2,683	(34,918)	(43,032)
Share-based payment	(20,055)	(81,115)	(87,539)
Other comprehensive income (loss)	55,356	(5,223)	(3,579)
Total Comprehensive Income ( Loss )	$556,159	$(231,276)	$(227,014)

Disclosure of geographical areas [text block]
	2020	2019	2018
Latin America	$196,377	$171,927	$240,695
China	910,637	927,840	952,090
Other	36,274	24,947	34,247
	$1,143,288	$1,124,714	$1,227,032
	2020	2019	2018
Canada	$473,462	$1,466,198	$1,378,026
China	482	7,859	6,855
	$473,944	$1,474,058	$1,384,881